Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax		£ 1,725	£ 725
Net decrease in cash and cash equivalents		(8,465)	(51,488)
Cash and cash equivalents at beginning of the period		167,357	204,452
Cash and cash equivalents at end of the period		158,892	152,964
Continuing operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax		1,725	725
Adjustments for non-cash items	[1]	314	2,360
Changes in operating assets and liabilities	[2]	(4,354)	(6,553)
Corporate income tax paid		(260)	(166)
Net cash from operating activities		(2,575)	(3,634)
Net cash transferred as part of the UK banking business disposal		0	39,703
Other investing activities		(9,094)	(6,030)
Net cash from investing activities		(9,094)	(45,733)
Net cash from financing activities		2,552	(2,057)
Effect of exchange rates on cash and cash equivalents		652	404
Net decrease in cash and cash equivalents		(8,465)	(51,020)
Discontinued operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Net decrease in cash and cash equivalents		£ 0	£ (468)

[1]	As at 30 June 2018, £ 120 m was reclassified from n et cash from financing activities to a djustments for non cash items
[2]	As at 30 June 2018, £ 2.4 bn of cash equivalents were reclassified from c hanges in operating assets and liabilities to n et cash transferred as part of the UK business banking disposal